Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of December 31, 2025 and 2024, cash and cash equivalents were as follows:

	2025		2024
Cash on hand and in banks (1)	Ps.	66,454,221	Ps.	52,284,721
Highly liquid investments (2)	96,197,068		36,557,105
Total of cash and cash equivalents	Ps.	162,651,289	Ps.	88,841,826
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.